OTHER ASSETS - Other Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Prepayments	€ 47	€ 45
VAT receivables	17	273
Miscellaneous receivables	114	124
Assets held for sale	15	10
Total other current assets	€ 193	€ 452